Exploration and Evaluation Interests - Snip Property (Details) $ in Thousands		12 Months Ended
	Jul. 19, 2017 item lease oz	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Exploration And Evaluation Interests [Line Items]
Exploration or development expenditure | $		$ 6,736	$ 146,922
Snip
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty	1.00%
Percentage of right to purchase interest relinquished	1.00%
Compensation to purchase interest as a multiplier of cost incurred | item	3
Minimum ounces of contained gold for retention | oz	2,000,000
Percentage of interest sold	100.00%
Percentage of right to purchase interest retained	51.00%
Number of mining leases in optioned property | lease	1
Number of mineral tenures in optioned property | item	4
Percentage of royalty on gold recovered from ore	3.00%
Threshold ounce per ton of gold recovered from ore | oz	0.3